Commitments (Details) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017	Sep. 01, 2016
Commitments Details
Term of Lease	3 years	3 years
Monthly Payment Year One			$ 7,715
Monthly Payments Year Two			7,972
Monthly Payments Year Three			$ 8,229